Loans payable (Disclosure of detailed information about Director loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ 15,966	$ (175,749)
Director Loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	345,004	350,735
Unrealized foreign exchange	(1,208)	(5,731)
Principal ending balance	$ 343,796	$ 345,004